Share capital - Authorised, Issued, and Held in Reserve (Details) - R / shares	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital
Shares authorised	1,314,407,571	1,314,407,571	1,175,000,000
Shares issued	631,028,318	645,560,928	679,822,439	679,775,162
Unissued shares	683,379,253	668,846,643	495,177,561
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Par value per share (in Rand per share)	R 0	R 0	R 0
Shares authorised	1,127,690,590	1,127,690,590	1,127,690,590
Shares issued	624,696,971	623,081,550	651,436,793
Unissued shares	502,993,619	504,609,040	476,253,797
Sasol preferred ordinary shares of no par value
Disclosure of classes of share capital
Par value per share (in Rand per share)	R 0	R 0	R 0
Shares authorised	28,385,646	28,385,646	28,385,646
Shares issued		16,085,199	25,547,081
Unissued shares	28,385,646	12,300,447	2,838,565
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Par value per share (in Rand per share)	R 0	R 0	R 0
Shares authorised	158,331,335	158,331,335	18,923,764
Shares issued	6,331,347	6,394,179	2,838,565
Unissued shares	151,999,988	151,937,156	16,085,199